POST RETIREMENT BENEFIT PLAN (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plan, Plan Amendments		$ (2,662)
Defined Benefit Plan, Actuarial Gain (Loss)	(286)	2,558
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	$ 174